Summary of Significant Accounting Policies (Details 5) (Level 3, Recurring, Derivative financial instruments, USD $) In Thousands, unless otherwise specified	0 Months Ended		12 Months Ended
	Oct. 24, 2011	Sep. 15, 2011	Sep. 30, 2012	Sep. 30, 2011
Level 3 | Recurring | Derivative financial instruments
Assumption and methodology used to determine fair value
Dividend yield (as a percent)			0.00%
Volatility (as a percent)	40.00%	40.00%	40.00%
Risk-free rate (as a percent)	1.07%	0.96%	0.46%
Reconciliation of changes in the fair value of derivative financial instruments classified as liabilities
Fair value of derivative financial instruments, beginning balance			$ 153
Initial fair value recorded as debt discount			467	153
Change in fair value included in earnings			(181)
Fair value of derivative financial instruments, ending balance			$ 439	$ 153